Financial Instruments - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets	$ 73	$ 98
Derivative liabilities	121	108
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	61	73
Derivative liabilities	98	70
Derivatives designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	44	21
Derivative liabilities	29	29
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	17	52
Derivative liabilities	69	41
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	12	25
Derivative liabilities	23	38
Derivatives not designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	0	1
Derivative liabilities	0	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	12	24
Derivative liabilities	$ 23	$ 38